INVESTMENTS IN ASSOCIATED ENTITIES (Narrative) (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of associates [line items]
Investments in associates reported in separate financial statements		$ 42,394		$ 0
Caserones [Member]
Disclosure of associates [line items]
Net smelter return royalty	0.418%
Payments for net smelter return royalties	$ 34,100
SLM California [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		21.50%	21.50%
Purchase of interests in associates		$ 43,007
Investments in associates reported in separate financial statements		$ 42,394		$ 0
SLM California [Member] | Caserones [Member]
Disclosure of associates [line items]
Net smelter return royalty	0.418%	2.88%
Rawhide [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		38.07%	38.07%	19.99%
Purchase of interests in associates		$ 9,544
Impairment loss on investment		10,014
Investment in associates including share of accumulated equity income and losses, dilution gains and impairment charges		0		$ 4,580
Investments in associates reported in separate financial statements		$ 0		$ 0
Tercero [Member] | SLM California [Member]
Disclosure of associates [line items]
Proportion of voting rights held in associate		50.00%	50.00%
Tercero [Member] | SLM California [Member] | Share Purchase Agreement [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		43.00%	43.00%
Purchase of interests in associates			$ 68,200
Proportion of voting rights held in associate		67.50%	67.50%